Revenue (Tables)	12 Months Ended
Aug. 31, 2023
Revenue [Abstract]
Schedule of Disaggregation of Revenue	Disaggregation of revenue
	For the year ended August 31,
	2021	2022	2023
	RMB	RMB	RMB
Tuition income from education programs	343,468	405,990	477,909
Tuition income from complementary training courses	229,011	286,891	331,805
Meal income from education service	259,190	358,643	359,971
Boarding income from education service	88,600	145,077	290,812
Commission income	119,565	148,154	200,169
Consulting service income	113,426	125,365	173,283
Operation service income	-	59,702	41,824
Camp service income	29,225	26,355	83,599
Other revenues	225,653	161,560	169,808
Less: sales tax	6,358	3,772	5,429
Total	1,401,780	1,713,965	2,123,751

Schedule of Contract Balances	Contract balances
	As of August 31,
	2022	2023
	RMB	RMB
Accounts receivable, net of allowance	18,084	19,209
Contract liabilities - Current	516,731	541,683
Non-current contract liabilities	2,203	2,116
Refund liabilities	20,517	17,572